Interest and Finance Costs, net (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments		$ 770	$ (10,807)	$ 3,359
Bunker Call Option Premium		0	0	216
Cash received from terminations		$ 0	477	$ 3,685
Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps		9
Notional amount of floating-to-fixed interest rate swaps		$ 481,998
Fixed interest rate		2.40%
Floating rate basis		six-month LIBOR
Interest Rate Swaps | Minimum
Derivatives Fair Value [Line Items]
Maturity date		Jul. 31, 2020
Interest Rate Swaps | Maximum
Derivatives Fair Value [Line Items]
Maturity date		Oct. 31, 2027
Bunker Call Options
Derivatives Fair Value [Line Items]
Number of bunker call option agreement entered into	2
Bunker Call Option Premium	$ 1,602
Designated as Hedging Instrument | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps		8
Notional amount of floating-to-fixed interest rate swaps		$ 455,998
Fair value of hedging interest rate swaps		(14,832)	(5,000)
Net amount of cash flow hedge losses to be reclassified into earnings within 12 months		$ 45
Not Designated as Hedging Instrument | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps		1
Change in fair value of non-hedging financial instruments		$ (149)	(86)
Fair value of non-hedging interest rate swaps		$ (187)	$ (38)
Not Designated as Hedging Instrument | Bunker Call Options
Derivatives Fair Value [Line Items]
Number of bunker call option agreements held		1	3
Fair value of bunker call option agreements		$ 147	$ 350
Change in fair value of non-hedging financial instruments		$ (203)	$ 232
Not Designated as Hedging Instrument | Bunker Swaps
Derivatives Fair Value [Line Items]
Number of bunker swap agreements entered into		25	19
Fair value of bunker swap agreement		$ (2,850)	$ (3,972)
Change in fair value of non-hedging financial instruments		$ 1,122	(10,999)
Not Designated as Hedging Instrument | VLCC Ulysses | Bunker Swaps
Derivatives Fair Value [Line Items]
Number of bunker swap agreements entered into				3
Change in fair value of non-hedging financial instruments			$ (3,264)	$ 785
Cash received from terminations	$ 1,470